Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of commitments [text block]
15.	COMMITMENTS AND CONTINGENCIES

The following table discloses the contractual obligations of the Company and its subsidiaries as at
December 31, 2020
for committed exploration work and committed other obligations.

		Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	Total	2021	2022-2023	2024-2025	2026 & over

Committed exploration expenditures	$-	$-	$-	$-	$-

Minera Juanicipio (1)&(2)	-	-	-	-	-

Other commitments	79	79	-	-	-
Total Obligations and Commitments	$79	$79	$-	$-	$-

(1)	Although the Company makes cash advances to Minera Juanicipio as cash called by the operator Fresnillo (based on approved Minera Juanicipio budgets), they are not
contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Minera Juanicipio.

(2)	According to the operator, Fresnillo, contractual commitments for processing equipment and development contractors are
$192,173
with respect to the Juanicipio Project on a
100%
basis as at
December 31, 2020.

The Company also has optional commitments for property option payments and exploration expenditures as outlined above in
Note
7
Exploration and Evaluation Assets
. There is
no
obligation to make any of those payments or to conduct any work on its optioned properties. As the Company advances them, it evaluates exploration results and determines at its own discretion which option payments to make and which additional exploration work to undertake in order to comply with the funding requirements.

The Company could be subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters would be subject to various uncertainties and it is possible that some matters may
be resolved unfavourably to the Company. Certain conditions
may
exist as of the date of the financial statements are issued, which may
result in a loss to the Company but which will only be resolved when one
or more future events occur or fail to occur. The Company is not
aware of any such claims or investigations, and as such has
not
recorded any related provisions and does
not
expect such matters to result in a material impact on the results of operations, cash flows and financial position.